Significant Related Party Transactions - Significant Intercompany Transactions Between Consolidated Entities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Amount of downstream transaction		$ 350		$ 350		$ 350
UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 68,554,072		$ 48,440,369		$ 49,357,981
Accounts receivable	$ 9,502,922		$ 6,286,428		$ 5,388,172
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales					$ 1,220,419
Explanation of terms and conditions of outstanding balances for related party transaction					Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 16,774		$ 29,012		$ 24,831
Royalty	$ 1,143,280		$ 1,222,320		$ 1,183,180
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days
UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 656,472		$ 178,331
Accounts receivable	$ 6,734		$ 18,818
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days	Net 30 days	Net 30 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) (WTK) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 716,357		$ 545,785
Accounts receivable	$ 81,819		$ 126,580
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days
WAVETEK MICROELECTRONICS CORPORATION (WAVETEK) (WTK) [member] | UMC [Member]
Disclosure of transactions between related parties [line items]
Sales	$ 124,178		$ 110,620
Explanation of terms and conditions of outstanding balances for related party transaction	Month-end 30 days	Month-end 30 days	Month-end 30 days	Month-end 30 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 551,913		$ 366,968		$ 137,860
Accounts receivable	$ 147,265		$ 60,147		$ 33,069
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales					$ 106,077
Explanation of terms and conditions of outstanding balances for related party transaction					Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UDS [Member]
Disclosure of transactions between related parties [line items]
Sales	$ 311,972
Accounts receivable	$ 9,500
Explanation of terms and conditions of outstanding balances for related party transaction	Month-end 30 days	Month-end 30 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 1,565,670		$ 1,444,736		$ 970,358
Accounts receivable	$ 310,431		$ 221,375		$ 250,092
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 148,259
Accounts receivable	$ 171
Explanation of terms and conditions of outstanding balances for related party transaction	Month-end 30 days	Month-end 30 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member] | UMC [Member]
Disclosure of transactions between related parties [line items]
Sales	$ 1,035,407
Accounts receivable	$ 173
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days - Net 45 days	Net 30 days - Net 45 days
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 164,855
Accounts receivable	$ 151,430
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 4,272,900		$ 2,917,993		$ 1,395,094
Accounts receivable	$ 744,082		$ 428,363		$ 456,860
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days